Warrants and Derivative Liabilities (Details 4) - Pricing Model - Series B Warrant Liability	Mar. 31, 2019 USD_per_warrants Percent	Dec. 31, 2018	Dec. 31, 2018 USD_per_warrants	Dec. 31, 2018 Percent	Dec. 31, 2017 USD_per_warrants
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.69		0.4
Expected Term					3 months
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0		0.00	0	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	92.1		93.00	93	70.00
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	2.35				1.39
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			2.786	2.786
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			2.789	2.789
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected Term	1 year 4 months 21 days	1 year 7 months 20 days
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected Term	1 year 4 months 28 days	1 year 7 months 24 days